Nature of Operations - Additional Information (Details)	12 Months Ended
Dec. 31, 2021
Nature Of Operations [Line Items]
Name of reporting entity	Lithium Americas Corp.
Number of significant projects	2
Minera Exar S.A. | Ganfeng
Nature Of Operations [Line Items]
Ownership interest in joint venture	46.70%
Minera Exar S.A. | Jujuy Energia y Mineria Sociedad del Estado [Member]
Nature Of Operations [Line Items]
Ownership interest in joint venture	8.50%
Cauchari-Olaroz | Minera Exar S.A.
Nature Of Operations [Line Items]
Ownership interest in joint venture	44.80%
Thacker Pass | Lithium Nevada Corp
Nature Of Operations [Line Items]
Ownership interest in subsidiary	100.00%